Borrowings (Details Narrative) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Aug. 31, 2025	Nov. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Interest expenses					$ 538	$ 499	$ 485
Debt, weighted average interest rate					6.02%	7.34%
Borrowings					$ 9,021	$ 8,131
Bank of China [Member]
Debt Instrument [Line Items]
Borrowings		$ 300
Beijing Zhongguancun Bank Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings					5,658	5,740
Loan payable to bank					3,060	3,135
Repayments of Short-Term Debt	$ 800	$ 3,100	$ 2,600	$ 3,100
Changsha Rural Commercial Bank Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings						148
China CITIC Bank Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings					380	784
Beijing Capital Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings					562	570
Beijing Guohua Culture And Technology Financing Guarantee Co Ltd [Member]
Debt Instrument [Line Items]
Borrowings					$ 702	$ 712
Beijing Qichuang Zhongteng Investment Management Center Limited Partnership [Member]
Debt Instrument [Line Items]
Ownership percentage						8.00%
Beijing Capital Co Ltd [Member]
Debt Instrument [Line Items]
Ownership percentage					80.00%	80.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt interest rate					2.45%
Maximum [Member]
Debt Instrument [Line Items]
Debt interest rate					8.00%